Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 305,131	$ 310,765
Amounts of financial assets offset on the balance sheet	21,967	89,539
Net amount of financial liabilities presented on the balance sheet	283,164	221,226
Impact of master netting agreements	57,095	58,828
Financial collateral pledged	217,236	152,397
Net amount	8,833	10,001
Amounts not subject to enforceable netting arrangements	13,944	15,653
Total amount recognized on the balance sheet	297,108	236,879
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	225,193	161,883
Amounts of financial assets offset on the balance sheet	18,379	20,470
Net amount of financial liabilities presented on the balance sheet	206,814	141,413
Impact of master netting agreements	85	24
Financial collateral pledged	205,790	141,256
Net amount	939	133
Amounts not subject to enforceable netting arrangements		1,671
Total amount recognized on the balance sheet	206,814	143,084
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	76,877	145,855
Amounts of financial assets offset on the balance sheet	583	67,705
Net amount of financial liabilities presented on the balance sheet	76,294	78,150
Impact of master netting agreements	57,010	58,804
Financial collateral pledged	11,446	10,697
Net amount	7,838	8,649
Amounts not subject to enforceable netting arrangements	13,944	13,977
Total amount recognized on the balance sheet	90,238	92,127
Other liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	3,061	3,027
Amounts of financial assets offset on the balance sheet	3,005	1,364
Net amount of financial liabilities presented on the balance sheet	56	1,663
Financial collateral pledged		444
Net amount	56	1,219
Amounts not subject to enforceable netting arrangements		5
Total amount recognized on the balance sheet	$ 56	$ 1,668